Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model
The following tables show the assets and liabilities for groups of insurance contracts issued and reinsurance contracts held by measurement model.

Insurance contracts

EUR millions	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	56	-	56

Portfolios in a liability position	183,297	35	183,332
Net balance, on June 30, 2024	183,242	35	183,276

Portfolios in an asset position	185	-	185

Portfolios in a liability position	177,407	39	177,446
Net balance, on December 31, 2023	177,223	39	177,262

Reinsurance contracts held

EUR millions	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	16,259	8	16,267

Portfolios in a liability position	(497)	-	(497)
Net closing balance, on June 30, 2024	15,762	8	15,769

Portfolios in an asset position	16,601	7	16,608

Portfolios in a liability position	(608)	-	(608)
Net ending balance, on December 31, 2023	15,993	7	16,000

Summary of Investment Contracts with Discretionary Participating Features

Investment contracts with discretionary participating features - movement schedule by type

	Remaining coverage
EUR millions	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,594	-	-	21,594
Net balance, on January 1, 2024	21,594	-	-	21,594

Insurance revenue	(41)	-	-	(41)

Incurred claims and other insurance service expenses	-	-	21	21

Insurance service expenses	-	-	21	21

Investment components	(1,411)	-	1,411	-
Insurance service result	(1,452)	-	1,432	(20)

Insurance finance (income) / expenses (P&L and OCI)	1,661	-	-	1,661

Cash flows	250	-	(1,432)	(1,182)

Net exchange differences	480	-	-	480
Net balance, on June 30, 2024	22,533	-	-	22,533
Closing assets	-	-	-	-
Closing liabilities	22,533	-	-	22,533

	Remaining coverage
EUR millions	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,055	-	-	21,055
Net balance, on January 1, 2023	21,055	-	-	21,055

Insurance revenue	(64)	-	-	(64)

Incurred claims and other insurance service expenses	-	-	36	36

Insurance service expenses	-	-	36	36

Investment components	(2,417)	-	2,418	-
Insurance service result	(2,481)	-	2,453	(28)

Insurance finance (income) / expenses (P&L and OCI)	1,921	-	-	1,921

Cash flows	423	-	(2,453)	(2,030)

Other movements	172	-	-	172

Net exchange differences	503	-	-	503
Net balance, on December 31, 2023	21,594	-	-	21,594
Closing assets	-	-	-	-
Closing liabilities	21,594	-	-	21,594

Summary of Contractual Service Margin by Transition Method
Contractual service margin recognized on contracts
in-force
on the transition date to IFRS 17.

	Insurance contracts				Investment contracts with DPF				Reinsurance contracts held
EUR millions	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2024	1,557	4,000	2,568	8,124	-	180	-	180	-	(149)	227	78

Changes in estimates that adjust CSM	(8)	436	(4)	424	-	74	-	74	-	142	(7)	135
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-	-	-	-	-	-	-	-	-	(7)	(0)	(7)

New contracts issued: non-onerous	-	-	257	257	-	-	-	-	-	-	3	3
Earnings released from contractual service margin	(90)	(250)	(145)	(485)	-	(17)	-	(17)	-	8	(23)	(15)

Insurance finance income / (expense)	3	77	36	116	-	-	-	-	-	(10)	7	(3)

Cash flow - contracts disposed	-	42	-	42	-	-	-	-	-	34	-	34

Net exchange differences	47	123	70	240	-	4	-	4	-	(3)	7	4

Other	-	5	0	6	-	-	-	-	-	5	9	14

On June 30, 2024	1,508	4,433	2,783	8,723	-	242	-	242	-	20	222	242

	Insurance contracts				Investment contracts with DPF				Reinsurance contracts held
EUR millions	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2023	1,836	4,673	2,420	8,929	-	72	-	72	1	(129)	21	(107)

Changes in estimates that adjust CSM	(40)	(105)	(32)	(176)	-	121	-	121	(0)	11	(14)	(4)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-	-	-	-	-	-	-	-	-	4	2	6

New contracts issued: non-onerous	-	-	473	473	-	-	-	-	-	-	283	283
Earnings released from contractual service margin	(191)	(498)	(264)	(952)	-	(17)	-	(17)	-	9	(34)	(26)

Insurance finance income / (expense)	8	159	57	223	-	-	-	-	-	(21)	8	(13)

Cash flow - contracts disposed	-	(59)	-	(59)	-	-	-	-	-	-	-	-

Net exchange differences	(57)	(128)	(17)	(203)	-	2	-	2	(0)	6	(5)	2

Other	1	(42)	(68)	(110)	-	1	-	1	(0)	(30)	(33)	(63)

On December 31, 2023	1,557	4,000	2,568	8,124	-	180	-	180	-	(149)	227	78

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items
Aegon reviews the risk-free last liquid point and ultimate forward rates quarterly which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

Yield curves (zero coupon rates excluding ILP) June 30, 2024	1 year	5 years	10 years	15 years	20 years	30 years

EUR	3.43%	2.55%	2.47%	2.49%	2.41%	2.34%
GBP	4.89%	3.96%	3.86%	3.96%	3.99%	3.92%
USD	5.11%	4.37%	4.40%	4.52%	4.80%	4.49%

Yield curves (zero coupon rates excluding ILP) December 31, 2023	1 year	5 years	10 years	15 years	20 years	30 years

EUR	3.36%	2.33%	2.39%	2.47%	2.40%	2.18%
GBP	4.74%	3.35%	3.28%	3.40%	3.43%	3.35%
USD	4.83%	3.89%	3.90%	4.00%	4.39%	4.00%

Summary of Detailed Information about Llliquidity Premium Per Portfolio
Aegon updates the reference portfolio quarterly, and the ILP last liquid point and ILP ultimate forward rate are revised accordingly. The most significant products of Aegon Ltd. are presented below.

ILP by portfolio June 30, 2024	1 year	5 years	10 years	15 years	20 years	30 years
Fixed Deferred Annuity	0.95%	1.02%	1.09%	1.15%	1.15%	1.15%
Indexed Universal Life	1.04%	1.12%	1.14%	1.22%	1.22%	1.22%
Long Term Care	0.89%	0.90%	0.93%	1.13%	1.18%	1.28%
Traditional Life	0.92%	0.94%	0.96%	1.14%	1.19%	1.27%
Universal Life	0.93%	0.95%	0.97%	1.11%	1.15%	1.24%
Variable Annuities	0.62%	0.66%	0.66%	0.66%	0.65%	0.66%
Annuities	1.04%	1.04%	1.04%	1.04%	1.04%	1.02%
Individual Protection	0.47%	0.47%	0.47%	0.47%	0.47%	0.46%

ILP by portfolio December 31, 2023	1 year	5 years	10 years	15 years	20 years	30 years
Fixed Deferred Annuity	1.15%	1.21%	1.12%	1.11%	1.11%	1.11%
Indexed Universal Life	1.20%	1.24%	1.20%	1.18%	1.18%	1.21%
Long Term Care	0.97%	0.98%	0.98%	1.15%	1.20%	1.30%
Traditional Life	0.99%	1.01%	1.02%	1.15%	1.19%	1.28%
Universal Life	1.01%	1.03%	1.02%	1.13%	1.17%	1.26%
Variable Annuities	0.69%	0.69%	0.68%	0.67%	0.64%	0.67%
Annuities	0.89%	0.89%	0.89%	0.89%	0.89%	0.76%
Individual Protection	0.49%	0.49%	0.49%	0.49%	0.49%	0.40%

Investment contract with discretionary participation features [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Movement Schedules by Measurement Component
Investment contracts with discretionary participating features – by component

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	21,285	128	180	21,594
Net balance, on January 1, 2024	21,285	128	180	21,594

Changes in estimates that adjust contractual service margin	(71)	(3)	74	-

Changes that relate to future service	(71)	(3)	74	-

Earnings released from contractual service margin	-	-	(17)	(17)

Release of risk adjustment	-	(7)	-	(7)

Experience adjustments on current service	4	-	-	4

Changes that relate to current service	4	(7)	(17)	(20)

Insurance service result	(67)	(10)	57	(20)

General model

Variable fee approach
Change in fair value of the underlying assets of products with direct participating features	1,661	-	-	1,661

Insurance finance income / (expenses)	1,661	-	-	1,661

Premiums received	258	-	-	258

Claims, benefits, and expenses paid	(1,441)	-	-	(1,441)

Cash flows	(1,182)	-	-	(1,182)

Net exchange differences	473	3	4	480

Net balance, on June 30, 2024	22,170	121	242	22,533

Closing assets	-	-	-	-

Closing liabilities	22,170	121	242	22,533

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	20,874	109	72	21,055
Net balance, on January 1, 2023	20,874	109	72	21,055

Changes in estimates that adjust contractual service margin	(152)	31	121	-

Changes that relate to future service	(152)	31	121	-

Earnings released from contractual service margin	-	-	(17)	(17)

Release of risk adjustment	-	(15)	-	(15)

Experience adjustments on current service	4	-	-	4

Changes that relate to current service	4	(15)	(17)	(28)

Insurance service result	(148)	16	104	(28)

General model

Variable fee approach
Change in fair value of the underlying assets of products with direct participating features	1,921	-	-	1,921

Insurance finance income / (expenses)	1,921	-	-	1,921

Premiums received	475	-	-	475

Claims, benefits, and expenses paid	(2,506)	-	-	(2,506)

Cash flows	(2,030)	-	-	(2,030)

Other	170	-	1	172

Other movements	170	-	1	172

Net exchange differences	498	3	2	503

Net balance, on December 31, 2023	21,285	128	180	21,594

Closing assets	-	-	-	-

Closing liabilities	21,285	128	180	21,594

Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type

Insurance contracts not measured under PAA - movement schedule by type

	Remaining coverage
EUR millions	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	1,589	(1,042)	(362)	185

Opening liabilities	159,113	945	17,349	177,407
Net balance, on January 1, 2024	157,524	1,987	17,711	177,223

Insurance revenue	(4,951)	-	-	(4,951)

Incurred claims and other insurance service expenses	-	(140)	4,371	4,232

Amortization of insurance acquisition cash flows	322	-	-	322

Losses (and reversal of losses) on onerous contracts	-	821	-	821

Insurance service expenses	322	682	4,371	5,375

Investment components	(2,605)	-	2,605	-
Insurance service result	(7,234)	682	6,976	424

Insurance finance (income) / expenses (P&L and OCI)	6,852	23	-	6,875

Cash flows	(3,638)	(132)	(2,481)	(6,251)

Contracts disposed during the period	7	(94)	-	(87)

Transfers to disposal groups	(48)	14	17	(17)

Other movements	1	-	(5)	(4)

Transfer (to)/from other headings	(1)	1	-	-

Net exchange differences	4,432	65	582	5,078
Net balance, on June 30, 2024	157,895	2,546	22,801	183,242
Closing assets	1,710	(1,235)	(419)	56
Closing liabilities	159,605	1,311	22,381	183,297

	Remaining coverage
EUR millions	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	40	(1)	(2)	36

Opening liabilities	163,758	1,455	10,468	175,681
Net balance, on January 1, 2023	163,719	1,456	10,470	175,645

Insurance revenue	(10,195)	-	-	(10,195)

Incurred claims and other insurance service expenses	-	(186)	8,593	8,407

Amortization of insurance acquisition cash flows	558	-	-	558

Losses (and reversal of losses) on onerous contracts	-	1,084	-	1,084

Adjustments to liabilities for incurred claims	-	-	9	9

Insurance service expenses	558	899	8,601	10,058

Investment components	(4,834)	-	4,834	-
Insurance service result	(14,471)	898	13,436	(137)

Insurance finance (income) / expenses (P&L and OCI)	17,262	81	-	17,343

Cash flows	(4,892)	(150)	(5,582)	(10,624)

Contracts disposed during the period	(347)	-	-	(347)

Transfers to disposal groups	(1)	(211)	(133)	(345)

Other movements	20	-	-	20

Transfer (to)/from other headings	(514)	(33)	36	(512)

Net exchange differences	(3,252)	(54)	(515)	(3,821)
Net balance, on December 31, 2023	157,524	1,987	17,711	177,223
Closing assets	1,589	(1,042)	(362)	185
Closing liabilities	159,113	945	17,349	177,407

Summary of Movement Schedules by Measurement Component

Insurance contracts not measured under PAA – movement schedule by component.

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	475	(286)	(4)	185

Opening liabilities	166,036	3,251	8,120	177,407

Net balance, on January 1, 2024	165,562	3,537	8,124	177,223

Changes in estimates that adjust contractual service margin	(333)	(91)	424	-

Changes in estimates that result in (a reversal of) onerous contracts	789	1	-	790

New contracts issued – non-onerous	(307)	50	257	-

New contracts issued – onerous	21	10	-	32
Changes that relate to future service	171	(30)	680	821

Earnings released from contractual service margin	-	-	(485)	(485)

Release of risk adjustment	-	(158)	-	(158)

Experience adjustments on current service	241	-	-	241

Revenue recognized for incurred policyholder tax expenses	(10)	-	-	(10)
Changes that relate to current service	231	(157)	(485)	(411)

Experience adjustments on claims incurred	15	(1)	-	14
Changes that relate to past service	15	(1)	-	14
Insurance service result	416	(188)	196	424

General model

Interest accreted to insurance contracts	1,331	91	116	1,538

Changes in interest rates and other financial assumptions	(1,718)	(7)	-	(1,725)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	288	(1)	-	286

Variable fee approach
Change in fair value of the underlying assets of products with direct participating features	8,070	-	-	8,070
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(1,293)	-	-	(1,293)
Insurance finance (income) / expenses	6,677	82	116	6,875

Premiums received	7,633	-	-	7,633

Claims, benefits, and expenses paid	(13,390)	-	-	(13,390)

Acquisition costs paid	(477)	-	-	(477)

Other	(17)	-	-	(17)
Cash flows	(6,251)	-	-	(6,251)

Contracts disposed during the period	(128)	-	42	(87)

Transfers to disposal groups	(28)	6	6	(17)
Other	(4)	-	-	(4)
Other movements	(160)	6	48	(107)
Net exchange differences	4,734	105	240	5,078
Net balance, on June 30, 2024	170,977	3,541	8,723	183,242
Closing assets	372	(313)	(3)	56
Closing liabilities	171,349	3,228	8,720	183,297

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	100	-	(64)	36

Opening liabilities	163,381	3,436	8,865	175,681

Net balance, on January 1, 2023	163,280	3,435	8,929	175,645

Changes in estimates that adjust contractual service margin	(204)	380	(176)	-

Changes in estimates that result in (a reversal of) onerous contracts	974	51	-	1,025

New contracts issued – non-onerous	(563)	90	473	-

New contracts issued – onerous	38	22	-	60
Changes that relate to future service	245	542	297	1,084

Earnings released from contractual service margin	-	-	(952)	(952)

Release of risk adjustment	-	(345)	-	(345)

Experience adjustments on current service	75	-	-	75

Revenue recognized for incurred policyholder tax expenses	(15)	-	-	(15)
Changes that relate to current service	60	(345)	(952)	(1,238)

Experience adjustments on claims incurred	17	-	-	17
Changes that relate to past service	17	-	-	17
Insurance service result	322	197	(656)	(137)

General model

Interest accreted to insurance contracts	2,680	195	223	3,098

Changes in interest rates and other financial assumptions	1,573	14	-	1,587
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	425	(4)	-	421

Variable fee approach
Change in fair value of the underlying assets of products with direct participating features	13,730	-	-	13,730
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(1,493)	-	-	(1,493)
Insurance finance (income) / expenses	16,915	205	223	17,343

Premiums received	14,203	-	-	14,203

Claims, benefits, and expenses paid	(23,862)	-	-	(23,862)

Acquisition costs paid	(936)	-	-	(936)

Other	(30)	-	-	(30)
Cash flows	(10,624)	-	-	(10,624)

Contracts disposed during the period	(283)	(5)	(59)	(347)

Transfers to disposal groups	(59)	(197)	(89)	(345)

Other	41	-	(21)	20
Transfer (to)/from other headings	(511)	(1)	(1)	(512)
Other movements	(811)	(203)	(169)	(1,184)
Net exchange differences	(3,520)	(98)	(203)	(3,821)
Net balance, on December 31, 2023	165,562	3,537	8,124	177,223
Closing assets	475	(286)	(4)	185
Closing liabilities	166,036	3,251	8,120	177,407

Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type

Reinsurance contracts held not measured under the PAA - movement schedule by type

	Asset for remaining coverage
EUR millions	Excluding loss recovery component	Loss recovery component	Asset for Incurred claims	Total

Opening assets	16,457	349	(205)	16,601

Opening liabilities	(1,738)	947	183	(608)
Net balance, on January 1, 2024	14,719	1,296	(22)	15,993

Net expenses from reinsurance contracts	(200)	402	206	408

Other reinsurance finance income / (expenses)	(134)	2	-	(132)

Effect of changes in risk of non-performance of reinsurers	(4)	-	-	(4)
Total changes in the statements of P&L and OCI	(338)	404	206	272

Cash flows	(657)	(63)	(227)	(947)

Reinsurance contracts disposed in the year	49	(79)	-	(30)
Transfers to disposal groups	319	(327)	(3)	(10)

Net exchange differences	449	37	(1)	485
Net balance, on June 30, 2024	14,541	1,267	(46)	15,762

Closing assets	16,406	129	(276)	16,259

Closing liabilities	(1,865)	1,138	230	(497)

	Asset for remaining coverage
EUR millions	Excluding loss recovery component	Loss recovery component	Asset for Incurred claims	Total

Opening assets	14,801	1,607	526	16,934

Opening liabilities	(217)	(57)	5	(270)
Net balance, on January 1, 2023	14,584	1,549	530	16,664

Net expenses from reinsurance contracts	453	(235)	(38)	181

Other reinsurance finance income / (expenses)	1,026	34	-	1,060

Effect of changes in risk of non-performance of reinsurers	(12)	-	-	(12)
Total changes in the statements of P&L and OCI	1,467	(200)	(37)	1,229

Cash flows	(397)	(158)	(425)	(979)

Transfers to disposal groups	(440)	139	(88)	(389)
Other movements	16	-	1	17

Net exchange differences	(511)	(34)	(4)	(550)
Net balance, on December 31, 2023	14,719	1,296	(22)	15,993

Closing assets	16,457	349	(205)	16,601

Closing liabilities	(1,738)	947	183	(608)

Summary of Movement Schedules by Measurement Component

Reinsurance contracts held not measured under the PAA - movement schedule by component

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,184	423	(7)	16,601

Opening liabilities	(1,024)	332	85	(608)
Net balance, on January 1, 2024	15,160	755	78	15,993

Changes in estimates that adjust the contractual service margin	(118)	(17)	135	-
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	333	30	(7)	356

New reinsurance contracts issued / acquired recognized in the year	(5)	2	3	-

Changes that relate to future service	211	15	131	356

CSM recognized for service received	-	-	(15)	(15)

Release of risk adjustment	-	(44)	-	(44)

Experience adjustments on current service	109	-	-	109

Changes that relate to current service	109	(44)	(15)	49
Experience adjustment on claims component	3	-	-	3
Changes that relate to past service	3	-	-	3
Net income/expenses of reinsurance held	322	(29)	116	408

Reinsurance finance income / (expenses)	(148)	15	(3)	(137)

Premiums paid, net of received fixed commission	726	-	-	726

Amounts received	(1,673)	-	-	(1,673)

Cash flows	(947)	-	-	(947)

Reinsurance contracts disposed in the year	(64)	-	34	(30)

Other	(29)	5	14	(10)
Other movements	(94)	5	48	(41)

Net exchange differences	458	23	4	485
Net balance, on June 30, 2024	14,752	769	242	15,762

Closing assets	15,618	416	226	16,259

Closing liabilities	(866)	353	16	(497)

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,233	1,010	(309)	16,934

Opening liabilities	(371)	(101)	202	(270)
Net balance, on January 1, 2023	15,862	909	(107)	16,664

Changes in estimates that adjust the contractual service margin	(3)	6	(4)	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	477	67	3	546

New reinsurance contracts issued / acquired recognized in the year	(330)	42	271	(17)

Initial recognition of onerous underlying contracts	-	-	12	12

Changes in contractual service margin due to establishing of loss recovery component from onerous underlying contracts	-	-	7	7

Changes in the contractual service margin due to reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	-	-	(3)	(3)

Changes that relate to future service	144	114	286	544

CSM recognized for service received	-	-	(26)	(26)

Release of risk adjustment	-	(118)	-	(118)

Experience adjustments on current service	(217)	-	-	(217)

Changes that relate to current service	(217)	(118)	(26)	(361)
Experience adjustment on claims component	(2)	-	-	(2)
Changes that relate to past service	(2)	-	-	(2)
Net income/expenses of reinsurance held	(76)	(3)	260	181

Reinsurance finance income / (expenses)	1,013	48	(13)	1,048

Premiums paid, net of received fixed commission	2,642	-	-	2,642

Amounts received	(3,622)	-	-	(3,622)

Cash flows	(979)	-	-	(979)

Transfers to disposal groups	(149)	(176)	(63)	(389)

Other	17	-	-	17
Other movements	(132)	(176)	(63)	(371)

Net exchange differences	(528)	(23)	2	(550)
Net balance, on December 31, 2023	15,160	755	78	15,993

Closing assets	16,184	423	(7)	16,601

Closing liabilities	(1,024)	332	85	(608)